Loans Receivable (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	$ 175,769	$ 154,618
Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	28,040	20,240
Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	69,329	63,293
Consumer Credit Exposure [Member] | Consumer Loan [Member]
Financing Receivable	347	472
Consumer Credit Exposure [Member] | Residential Real Estate [Member]
Financing Receivable	154,627	154,135
Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	8,869	8,643
Modest Risk [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	19	25
Modest Risk [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	0	0
Modest Risk [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	5,674	4,467
Modest Risk [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Acceptable Risk [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	110,416	85,703
Acceptable Risk [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	15,585	2,387
Acceptable Risk [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	45,202	37,713
Acceptable Risk [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	8,869	8,643
Pass [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	51,100	51,429
Pass [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	1,029	5,903
Pass [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	13,500	17,532
Pass [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Special Mention [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	3,630	5,509
Special Mention [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	5,984	4,780
Special Mention [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	3,300	978
Special Mention [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Substandard [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	10,604	11,952
Substandard [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	5,442	7,170
Substandard [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	1,653	2,603
Substandard [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Doubtful [Member] | Corporate Credit Exposure [Member] | Commercial Real Estate [Member]
Financing Receivable	0	0
Doubtful [Member] | Corporate Credit Exposure [Member] | Commercial Participations Purchased [Member]
Financing Receivable	0	0
Doubtful [Member] | Corporate Credit Exposure [Member] | Commercial Loan [Member]
Financing Receivable	0	0
Doubtful [Member] | Government [Member] | Corporate Credit Exposure [Member]
Financing Receivable	0	0
Performing Financing Receivable [Member] | Consumer Credit Exposure [Member] | Consumer Loan [Member]
Financing Receivable	337	472
Performing Financing Receivable [Member] | Consumer Credit Exposure [Member] | Residential Real Estate [Member]
Financing Receivable	152,838	151,375
Nonperforming Financing Receivable [Member] | Consumer Credit Exposure [Member] | Consumer Loan [Member]
Financing Receivable	10	0
Nonperforming Financing Receivable [Member] | Consumer Credit Exposure [Member] | Residential Real Estate [Member]
Financing Receivable	$ 1,789	$ 2,760